Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade and other payables
Trade and other payables

35.        Trade and other payables

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Trade payables	823,443	837,843	781,161
Deposit received	38,713	54,895	41,324
Other payable	102,704	114,686	75,121
	964,860	1,007,424	897,606

Trade payables are non-interest bearing and are normally settled on 30-dayto 60-day terms.

As of December 31, 2018, 2017 and 2016, trade payables were US$823.4 million, US$837.8 million and US$781.2 million, within which the payables for property, plant and equipment were US$461.6 million, US$506.7 million and US$483.0 million, respectively.

The following is an aged analysis of accounts payable presented based on the invoice date at the end of the reporting period.

	12/31/18	12/31/17	12/31/16
Age of payables	USD’000	USD’000	USD’000
Within 30 days	657,172	658,804	630,896
31–60 days	50,815	68,358	43,984
Over 60 days	115,456	110,681	106,281
	823,443	837,843	781,161

The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature.